Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Disclosure of estimated useful lives of property, plant and equipment
Camp and field equipment	5-10 years
Machinery and heavy equipment	5-10 years